Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Chief Financial Officers [Member]
Disclosure of transactions between related parties [line items]
Amounts paid contract for services		$ 60,000
Corporate Legal Counsel [Member]
Disclosure of transactions between related parties [line items]
Amounts paid contract for services	$ 48,376	$ 45,000